Property, Plant and Equipment, Net	6 Months Ended
Jun. 30, 2018
Disclosure Of Property Plant And Equipment [Abstract]
Property, Plant and Equipment, Net

12. PROPERTY, PLANT AND EQUIPMENT, NET

	Upstream Assets
	Development & Production	Other Upstream	Refining Equipment	Other (1)	Total
COST
As at December 31, 2017	27,441	333	5,061	1,167	34,002
Additions	707	-	86	17	810
Change in Decommissioning Liabilities	(10)	-	3	-	(7)
Exchange Rate Movements and Other	(4)	-	254	(1)	249
Divestitures	(6)	-	-	(3)	(9)
As at June 30, 2018	28,128	333	5,404	1,180	35,045

ACCUMULATED DEPRECIATION, DEPLETION AND AMORTIZATION
As at December 31, 2017	2,104	331	1,193	778	4,406
DD&A	947	2	106	32	1,087
Impairment Losses (Note 6)	107	-	-	-	107
Exchange Rate Movements and Other	(21)	-	56	-	35
Divestitures	-	-	-	(2)	(2)
As at June 30, 2018	3,137	333	1,355	808	5,633

CARRYING VALUE
As at December 31, 2017	25,337	2	3,868	389	29,596
As at June 30, 2018	24,991	-	4,049	372	29,412

(1)Includes crude-by-rail terminal, office furniture, fixtures, leasehold improvements, information technology and aircraft.